Earnings Per Share - Schedule of Diluted Earnings Per Share Equals Basic Earnings Per Share (Details) - MXN ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Earnings Per Share [Abstract]
Attributable to owners of the Company	$ 394,585	$ 327,306	$ 675,929	$ 478,700
Weighted average number of shares outstanding:
Basic	37,958	37,244	37,603	37,244
Diluted	37,958	37,244	37,603	37,244
Basic and diluted earnings per share:
Basic earnings per share	$ 10.4	$ 8.79	$ 17.98	$ 12.85
Diluted earnings per share	$ 10.4	$ 8.79	$ 17.98	$ 12.85